Long-Term Debt - Additional Information - NOK Bonds (Detail) $ in Thousands, NOK in Millions		9 Months Ended
	Oct. 28, 2016 USD ($)	Sep. 30, 2016 USD ($)	Oct. 28, 2016 NOK	Sep. 30, 2016 NOK	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Carrying amount of bonds		$ 1,978,015			$ 2,015,472
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt		0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt		2.80%
Unsecured Debt [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK				NOK 2,600
Carrying amount of bonds		$ 325,627			$ 294,016
Reference rate for the variable rate of the debt instrument		NIBOR
Unsecured Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Face amount of debt	$ 110,000		NOK 900
Percentage of principal amount repurchased	101.50%
Face amount of debt repurchased	$ 36,500		292
Total purchase price of debt repurchased | NOK			NOK 296
Unsecured Debt [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Transfer of principal amount		$ 409,000
Unsecured Debt [Member] | Minimum [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Fixed interest payment on cross currency rate swap		5.92%		5.92%
Unsecured Debt [Member] | Maximum [Member] | Foreign Exchange Contract [Member]
Debt Instrument [Line Items]
Fixed interest payment on cross currency rate swap		6.88%		6.88%
Unsecured Debt [Member] | NIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt		3.70%
Unsecured Debt [Member] | NIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt		5.25%